Discontinued Operations, Disposal of Chucapaca and Assets Held for Sale - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Aug. 19, 2014	Dec. 31, 2014	Dec. 31, 2013
Discontinued Operations, Disposed of by Sale | Compania De Minas Buenaventura S.A.A. | Chucapaca | Canteras Del Hallazgo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of stake sold	51.00%	51.00%
Sibanye Spin-off | Discontinued Operations, Disposed of by Means Other than Sale, Spinoff | Sibanye Gold
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total distribution amount			$ 1,033.7